Equity Accounted Investees	12 Months Ended
Dec. 31, 2018
Equity Accounted Investees
Equity Accounted Investees

(10)  Equity Accounted Investees

Details of this caption in the consolidated balance sheet at 31 December 2018 and 2017 are as follows:

		Thousands of		Thousands of
		Euros		Euros
	% ownership	31/12/2018	% ownership	31/12/2017
Alkahest, Inc.	47.58%	28,336	47.58%	30,559
Albajuna Therapeutics, S.L	30.00%	1,106	30.00%	1,956
Interstate Blood Bank, Inc.	49.19%	29,595	49.19%	27,936
Bio Blood Components Inc.	48.97%	38,223	48.97%	32,960
Plasma Biological Services, LLC	48.90%	21,809	48.90%	23,010
Singulex, Inc.	19.33%	19,256	19.33%	29,322
GigaGen, Inc	43.96%	28,363	43.96%	29,047
Access Biologicals LLC	49.00%	47,742	49.00%	44,219
Aigües de Vilajuïga, S.A.	—	—	50.00%	—
Plasmavita HealthCare	50.00%	9,920	—	—
Mecwins, S.A.	24.99%	2,555	—	—
		226,905		219,009

Movement in the investments in equity-accounted investees for the years ended at 31 December 2018, 2017 and 2016 have been as follows:

	Thousands of Euros
	2018	2017	2016
Balance at 1 January	219,009	201,345	76,728
Acquisitions	12,222	80,685	136,072
Transfers	500	(16,000)	(29,059)
Share of profit / (losses)	(11,038)	(13,195)	6,933
Share of other comprehensive income / translation differences	9,270	(27,134)	10,671
Losses for Impairment	—	(6,692)	—
Collected dividends	(3,058)	—	—
Balance at 31 December	226,905	219,009	201,345

Mecwins, S.A.

On 22 October, 2018 Grifols has allocated Euros 2 million to the capital increase of Mecwins through Progenika Biopharma, reaching 24.99% of the total capital.

Mecwins is a spin-off of the Institute of Micro and Nanotechnology of the Center for Scientific Research (CSIC), specialized in the development of innovative nanotechnological analysis tools for the diagnosis and prognosis of diseases.

Mecwins has developed ultrasensitive optical reading immunoassay technology from nanosensors for the detection of protein biomarkers in blood. This technology has potential applications in fields such as oncology, cardiovascular and infectious diseases.

The injection of capital, in which CRB Inverbio has also participated with an additional Euros 2 million, will enable Mecwins to start developing pre-commercial prototypes of this technology and for Grifols to position itself in the field of nanotechnology applied to diagnosis.

Plasmavita Healthcare GmbH

Refer to note 3 for details of this investment.

GigaGen Inc.

On 5 July 2017, Grifols through its 100% subsidiary Grifols Innovation and New Technologies Limited (“GIANT”) acquired a 43.96% shareholding in GigaGen, Inc., a company based in San Francisco (USA) for the amount of US Dollars 35 million.

GIANT and GigaGen entered into a Research and Collaboration Agreement whereby in exchange of a collaboration fee of US Dollars 15 million in the aggregate, GigaGen will commit to carry out research activities to develop recombinant polyclonal immunoglobulin therapies derived from human B cells for the treatment of human diseases.

Movement in Gigagen’s equity-accounted investment for the years ended 31 December 2018 and 2017 is as follows:

	Thousand of Euros
	31/12/2018	31/12/2017
Balance at 1 January	29,047	—
Acquisitions	—	31,752
Share of profit / (losses)	(1,562)	(804)
Share of other comprehensive income / translation differences	878	(1,595)
Pérdidas por deterioro de valor	—	(306)
Balance at 31 December	28,363	29,047

Access Biologicals LLC.

On 12 January 2017, the group announced the acquisition of 49% of the voting rights in Access Biologicals LLC, a company based in San Diego, California, USA, for the amount of US Dollars 51 million. Grifols entered into an option agreement to purchase the remaining 51% voting rights in five years, in 2022. Grifols also signed a supply agreement to sell to Access Biologicals biological products not meant for therapeutic use.

The principal business activity of Access Biologicals is the collection and manufacturing of an extensive portfolio of biologicals products. Combined with closed-loop material sourcing, it provides critical support for various markets such as in-vitro diagnostic manufacturing, biopharmaceutical, cell culture and diagnostic research & development.

Movement in Access Biological’s equity-accounted investment for the years ended 31 December 2017 and 2018 is as follows:

	Thousand of Euros
	31/12/2018	31/12/2017
Balance at 1 January	44,219	—
Acquisitions	—	48,383
Share of profit / (losses)	3,039	1,830
Share of other comprehensive income / translation differences	2,073	(5,994)
Collected dividends	(1,589)	—
Balance at 31 December	47,742	44,219

Singulex, Inc.

On 17 May 2016 Grifols subscribed and paid a capital increase for an amount of US Dollars 50 million (Euros 44,107 thousand) in the US company Singulex, Inc. (“Singulex”). As a result, Grifols holds a 19.33% common stock interest in Singulex on a fully diluted basis at a pre-money valuation of US Dollars 200 million. Grifols will be entitled to appoint a director to serve the board of directors of Singulex. As a result, Singulex granted Grifols an exclusive worldwide license for the use and sale of Singulex’ technology for the blood donor and plasma screening to further ensure the safety of blood and plasma products.

Movement in Singulex, Inc.’s equity-accounted investment for the years ended 31 December 2018 and 2017 is as follows:

	Thousand of Euros
	31/12/2018	31/12/2017
Balance at 1 January	29,322	43,329
Share of profit / (losses)	(10,975)	(9,335)
Share of other comprehensive income / translation differences	909	(4,672)
Balance at 31 December	19,256	29,322

Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, Llc.

On 11 May 2016 Grifols acquired a 49.19% stake in Interstate Blood Bank, Inc. (IBBI), 48.97% of Bio-Blood Components, Inc. (Bio-Blood) and 48.90% of Plasma Biological Services, LLC. (PBS) (“IBBI Group”), a group based in Memphis, USA, for the price of US Dollars 100 million (Euros 88,215 thousand). GWWO also entered into an option agreement to purchase the remaining  stakes for a price of US Dollars 100 million for an option price of US Dollars 10 million (Euros 9,007 thousand) (see notes 11 and 30). The purchase price and the call right were paid upon signature of the contract. The principal business activity of IBBI and its affiliates is the collection of plasma for the plasma fractionation industry, with 23 plasma collection centers, 9 blood donation centers and one laboratory.

Movement in Interstate Blood Bank, Inc., Bio-blood Components, Inc. and Plasma Biological Services, LLC.’s equity-accounted investment for the years ended 31 December 2017 and 2018 is as follows:

	Thousands of Euros			Thousands of Euros
	31/12/2018			31/12/2017
	IBBI	Bio-Blood	PBS	IBBI	Bio-Blood	PBS	TOTAL 2018	TOTAL 2017
Balance at 1 January	27,936	32,960	23,010	31,090	38,725	25,890	83,906	95,705
Share of profit / (losses)	1,830	3,492	(2,181)	635	(1,181)	270	3,141	(276)
Share of other comprehensive income / translation differences	1,298	1,771	980	(3,789)	(4,584)	(3,150)	4,049	(11,523)
Collected dividend	(1,469)	—	—	—	—	—	(1,469)	—
Balance at 31 December	29,595	38,223	21,809	27,936	32,960	23,010	89,627	83,906

Kiro Grifols, S.L.

On 25 July 2017 the Group acquired an additional 40% interest in Kiro Grifols, S.L (formerly Kiro Robotics, S.L.) for an amount of Euros 12.8 million. With this new acquisition, Grifols owns 90% in Kiro Grifols S.L., which is now considered part of the group, and starts using the global consolidation method instead of the equity method (see note 3(b)).